PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - CAD ($)		1 Months Ended	12 Months Ended
	Aug. 03, 2021	Nov. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
PROPERTY PLANT AND EQUIPMENT
Percentage of mineral property assets			90.50%
Net smelter return royalty			2.00%
Wheeler River Joint Venture
PROPERTY PLANT AND EQUIPMENT
Ownership Interest, in Key Contractual Arrangements			90.00%
Waterbury Lake Uranium LP
PROPERTY PLANT AND EQUIPMENT
Ownership interest, Joint Operations			67.41%	66.90%
Midwest Joint Venture
PROPERTY PLANT AND EQUIPMENT
Ownership Interest, in Key Contractual Arrangements			25.17%	25.17%
Mann Lake Joint Venture
PROPERTY PLANT AND EQUIPMENT
Ownership Interest, in Key Contractual Arrangements			30.00%	30.00%
Wolly Joint Venture
PROPERTY PLANT AND EQUIPMENT
Ownership Interest, in Key Contractual Arrangements			20.77%	21.32%
Johnston Lake Joint Venture
PROPERTY PLANT AND EQUIPMENT
Ownership interest, contractual arrangements			100.00%
McClean Lake Joint Venture
PROPERTY PLANT AND EQUIPMENT
Building and Machinery			$ 58,378,000
Percentage of building and machinery			78.20%
Ownership Interest, in Key Contractual Arrangements			22.50%	22.50%
JCU
PROPERTY PLANT AND EQUIPMENT
Ownership interest, Joint Operations		50.00%	50.00%	50.00%
JCU | Wheeler River Joint Venture
PROPERTY PLANT AND EQUIPMENT
Ownership interest, Joint Operations	5.00%		5.00%
Saskatchewan
PROPERTY PLANT AND EQUIPMENT
Carrying value of mineral property assets			$ 163,119,000
Percentage of mineral property assets			90.50%